Class A, Class C, Institutional Class | Neuberger Berman Global Equity Fund
Neuberger Berman Equity Funds®
Neuberger Berman Global Equity Fund
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 6, 2018, as amended and supplemented

Effective September 3, 2019, the following changes apply to the Summary Prospectus, Prospectus and Statement of Additional Information for the Neuberger Berman Global Equity Fund:

(a)
Neuberger Berman Global Equity Fund will change its name to Neuberger Berman Integrated Large Cap Fund. All references to Neuberger Berman Global Equity Fund will be replaced with Neuberger Berman Integrated Large Cap Fund.

(b)	The principal investment strategy section of the summary prospectus and prospectus is deleted in its entirety and replaced with the following:

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000®  Index at the time of purchase.

The Portfolio Managers look for high quality companies whose stock prices are undervalued using a variety of methods of analysis. The Portfolio Managers seek to identify companies that offer an attractive investment opportunity from both a fundamental and quantitative perspective. As such, the strategy evaluates each security using a combination of in-depth discretionary fundamental analysis and broad-based cross-sectional quantitative security selection algorithms to form a cohesive investment thesis. Characteristics of attractive issuers may include, but are not limited to: management changes, restructurings, market leadership, new products, new services, new markets, attractive valuation multiples, strong operating and/or price momentum, strong yield metrics, improving balance sheet fundamentals and support from alternative data sources.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies, including American Depositary Receipts (“ADRs”). The Fund may also invest in real estate investment trusts (“REITs”).

The Fund seeks to reduce risk by diversifying among many companies and industries. However, at times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

(d)	The fee table and expense example included in the summary prospectus and prospectus are hereby deleted in their entirety and replaced with the following:

(e)	The following is added to the section titled “Principal Investment Risks” in the summary prospectus and prospectus:

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Quantitative Investing and Other Model Risk. The Fund’s investment strategies may employ quantitative algorithms and models that rely heavily on the use of proprietary and nonproprietary data, software and intellectual property that may be licensed from a variety of sources. The quality of the resulting analysis and investment selections produced by the portfolio construction process depends on a number of factors including the accuracy of voluminous data inputs into the quantitative models used in the investment process, the portfolio managers’ ability to translate various proxy measures into their economic and business significance, the mathematical and analytical underpinnings of the coding, the accuracy in translating those analytics into program code, the speed that market conditions change and the successful integration of the various quantitative models in the portfolio selection process. To a significant extent, the performance of a strategy that utilizes quantitative algorithms and models will depend on the success of implementing and managing the algorithms and models that assist in selecting and/or allocating the Fund’s assets. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic performance of individual markets and their relationship to one another or to other macroeconomic events. Models may also have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could result.

Quantitative investment techniques also present the risk that errors may occur and such errors may be extremely hard to detect. In some cases, an error can go undetected for a long period of time. In many cases it would not be possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. Analytical errors, software errors, development errors and implementation errors as well as data errors are inherent risks. Quantitative investment techniques often require timely and efficient execution of transactions. Inefficient execution of trades can eliminate the ability to capture the pricing differentials that the strategy seeks to capture.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows individuals and certain other non-corporate entities a deduction for 20% of qualified REIT dividends. Recently issued proposed regulations include a provision for a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

(g)
The following risks in the section titled “Principal Investment Risks” in the summary prospectus and prospectus are deleted in their entirety: Convertible Securities Risk, Foreign and Emerging Markets Risk, ETF Risk, Liquidity Risk, Other Investment Company Risk, Preferred Securities Risk, and Warrants and Rights Risk.

The date of this supplement is July 2, 2019.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services 800.877.9700 Institutional Services 800.366.6264

www.nb.com

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, Class C, Institutional Class - Neuberger Berman Global Equity Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C, Institutional Class - Neuberger Berman Global Equity Fund		Class A	Class C	Institutional Class
Management fees	[1]	0.46%	0.46%	0.35%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses		5.65%	5.81%	5.79%
Total annual operating expenses		6.36%	7.27%	6.14%
Fee waiver and/or expense reimbursement	[2]	5.59%	5.75%	5.73%
Total annual operating expenses after fee waiver and/or expense reimbursement	[3]	0.77%	1.52%	0.41%
[1]	"Management fees" have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2]	"Fee waiver and/or expense reimbursement" has been restated to reflect the contractual expense limit for each Class as disclosed in note 4.
[3]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.76%, 1.51% and 0.40% of average net assets, respectively. Each of these undertakings lasts until 8/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.76%, 1.51% and 0.40% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

(assuming redemption)
Expense Example - Class A, Class C, Institutional Class - Neuberger Berman Global Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	649	807	2,146	5,338
Class C	255	480	2,055	5,690
Institutional Class	42	132	1,521	4,857

(assuming no redemption)
Expense Example No Redemption - Class A, Class C, Institutional Class - Neuberger Berman Global Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	649	807	2,146	5,338
Class C	155	480	2,055	5,690
Institutional Class	42	132	1,521	4,857